CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,145,267)	$ (430,301)	$ (711,801)	$ (231,193)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,592	18,179	13,063	91
Changes in operating assets and liabilities:
Receivables	(203,511)	(5,458)	(2,316)	0
Prepaid expense	(259,842)	19,794	34,929	(62,089)
Inventory	(227,428)	(83,607)	(67,144)	0
Due from related parties	34,122	(64,580)	(30,397)	(399,251)
Lease security deposit	(971)	3,378	(3,425)	(83,386)
Accounts payable and accrued expenses	(43,695)	120,852	101,175	0
Customer deposits	(11,028)	15,378	11,028	0
Advances from prospective customers/distributors	(10,447)	0	757,896	0
Due to related parties	895,301	(5,493)	(1,901)	93,707
Net cash provided by (used in) operating activities	(957,174)	(411,858)	101,107	(682,121)
Cash flows from investing activities:
Purchases of property and equipment	(546,682)	(53,330)	(42,556)	(36,983)
Purchases of intangible assets	0	(54,872)	(54,912)	0
Net cash used in investing activities	(546,682)	(108,202)	(97,468)	(36,983)
Cash flows from financing activities:
Capital Contributions to Yubo Beijing	127,164	520,351	634,756	723,861
Sale of ordinary shares on September 11, 2020	0	750,000	750,000	0
Net cash provided by financing activities	127,164	1,270,351	1,384,756	723,861
Effect of exchange rate changes	57,120	(2,113)	(7,133)	(3,640)
Net increase (decrease) in cash	(1,319,572)	748,178	1,381,262	1,117
Cash at beginning of period	1,382,524	1,262	1,262	145
Cash at end of period	62,953	749,440	1,382,524	1,262
Supplemental Cash Flow Information:
Income taxes paid	0	0	0	0
Interest paid	0	0	0	0
Non-cash Investing Activities:
Operating lease right of use asset acquired	$ 2,002,641	$ 0	$ 0	$ 688,631